Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 41,625	$ 109,537
Short-term investments	30,743	0
Advances to suppliers	1,735	3,505
Prepaid expenses and other current assets	1,020	358
Total current assets	75,123	113,400
Noncurrent assets:
Property and equipment, net	1,422	184
Operating lease right-of-use assets	1,984	2,174
Other noncurrent assets	3,119	1,280
Total noncurrent assets	6,525	3,638
Total assets	81,648	117,038
Current liabilities:
Accounts payable	1,656	2,216
Accrued expenses	3,858	5,607
Current portion of operating lease liabilities	538	787
Deferred revenue	1,369	1,350
Long-term loans, current portion	1,569	0
Other current liabilities	6,165	3,806
Total current liabilities	15,155	13,766
Noncurrent liabilities:
Long-term loans	0	2,167
Operating lease liabilities	1,468	1,359
Deferred revenue	37,939	7,925
Other noncurrent liabilities	709	0
Total noncurrent liabilities	40,116	11,451
Total liabilities	55,271	25,217
Commitments and contingencies
Mezzanine equity
Contingently redeemable noncontrolling interests	5,454	5,196
Equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 39,141,913 and 38,927,563 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	4	4
Additional paid-in capital	369,200	366,451
Accumulated deficit	(341,997)	(277,818)
Accumulated other comprehensive loss	(523)	(297)
Total BeyondSpring Inc.’s shareholders’ equity	26,684	88,340
Noncontrolling interests	(5,761)	(1,715)
Total equity	20,923	86,625
Total liabilities, mezzanine equity and equity	$ 81,648	$ 117,038